Debt securities (Tables)	6 Months Ended
Jun. 30, 2018
Debt securities
Financial investments
Schedule of securities analysed according to external credit ratings

	30 Jun 2018 £m
				BBB+
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	Other	Total
Asia
With-profits	2,496	11,425	3,983	3,351	1,768	1,900	24,923
Unit-linked	726	147	489	1,326	441	642	3,771
Non-linked shareholder-backed	948	3,138	3,234	3,063	2,040	1,099	13,522
Asset Management	12	—	28	—	—	—	40
US
Non-linked shareholder-backed	442	6,338	9,439	13,148	1,035	5,713	36,115
UK and Europe
With-profits	7,091	8,723	11,606	13,544	2,847	7,253	51,064
Unit-linked	358	2,099	1,694	1,448	718	219	6,536
Non-linked shareholder-backed	3,273	6,296	5,138	1,496	223	5,718	22,144
Other operations	673	1,237	177	39	45	19	2,190
Total debt securities	16,019	39,403	35,788	37,415	9,117	22,563	160,305

	31 Dec 2017 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other	Total
Asia
With-profits	2,504	10,641	3,846	3,234	1,810	2,397	24,432
Unit-linked	528	103	510	1,429	372	565	3,507
Non-linked shareholder-backed	990	2,925	3,226	2,970	1,879	1,053	13,043
US
Non-linked shareholder-backed	368	6,352	9,578	12,311	1,000	5,769	35,378
UK and Europe
With-profits	6,492	9,378	11,666	12,856	2,877	7,392	50,661
Unit-linked	670	2,732	1,308	1,793	91	117	6,711
Non-linked shareholder-backed	5,118	11,005	9,625	3,267	258	6,062	35,335
Other operations	742	1,264	182	67	36	16	2,307
Total debt securities	17,412	44,400	39,941	37,927	8,323	23,371	171,374

Schedule of securities with credit ratings classified as "Other"

	2018 £m	2017 £m
Asia	30 Jun	31 Dec
Non-linked shareholder-backed
Internally rated
Government bonds	23	25
Corporate bonds – rated as investment grade by local external ratings agencies	1,006	959
Other	70	69
Total Asia non-linked shareholder-backed	1,099	1,053

	2018 £m			2017 £m
	Mortgage
	-backed	Other	30 Jun	31 Dec
US	securities	securities	Total	Total
Implicit ratings of other US debt securities based on NAIC* valuations (see below)
NAIC 1	1,802	2,101	3,903	3,918
NAIC 2	14	1,767	1,781	1,794
NAIC 3-6	3	26	29	57
Total US**	1,819	3,894	5,713	5,769

*  The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

**Mortgage-backed securities totalling £1,545 million at 30 June 2018 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling £3,868 at 30 June 2018 with NAIC ratings 1 or 2 are also designated as investment grade.

	2018 £m	2017 £m
UK and Europe	30 Jun	31 Dec
Internal ratings or unrated
AAA to A-	7,828	7,994
BBB to B-	2,866	3,141
Below B- or unrated	2,496	2,436
Total UK and Europe	13,190	13,571

Debt securities | Jackson (US insurance operations)
Financial investments
Schedule of additional analysis of securities

	2018 £m	2017 £m
	30 Jun	31 Dec
Corporate and government security and commercial loans:
Government	4,737	4,835
Publicly traded and SEC Rule 144A securities*	23,346	22,849
Non-SEC Rule 144A securities	4,659	4,468
Asset backed securities (see note (e))	3,373	3,226
Total US debt securities**	36,115	35,378

*   A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

**  Debt securities for US operations included in the statement of financial position comprise:

	2018 £m	2017 £m
	30 Jun	31 Dec
Available-for-sale	35,860	35,293
Fair value through profit and loss:	255	85
	36,115	35,378

Schedule of movements in unrealised gains and losses on available-for-sale securities

		Foreign	Changes in
		exchange	unrealised
	30 Jun 2018 £m	translation**	appreciation	31 Dec 2017 £m
	Reflected as part of movement in other comprehensive income
Assets fair valued at below book value
Book value*	23,159			6,325
Unrealised gain (loss)	(762)	(30)	(626)	(106)
Fair value (as included in statement of financial position)	22,397			6,219
Assets fair valued at or above book value
Book value*	12,948			27,763
Unrealised gain (loss)	515	(1)	(795)	1,311
Fair value (as included in statement of financial position)	13,463			29,074
Total
Book value*	36,107			34,088
Net unrealised gain (loss)	(247)	(31)	(1,421)	1,205
Fair value (as included in the footnote above in the overview table and the statement of financial position)	35,860			35,293

*   Book value represents cost/amortised cost of the debt securities.

**  Translated at the average rate of US$1.38: £1.00.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)     Fair value of securities as a percentage of book value

The following table shows the fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	30 Jun 2018 £m		31 Dec 2017 £m
	Fair value	Unrealised loss	Fair value	Unrealised loss
Between 90% and 100%	22,187	(729)	6,170	(95)
Between 80% and 90%	195	(29)	36	(6)
Below 80%:
Other than mortgage-backed securities	—	—	10	(4)
Corporate bonds	15	(4)	3	(1)
	15	(4)	13	(5)
Total	22,397	(762)	6,219	(106)

(ii)    Unrealised losses by maturity of security

	2018 £m	2017 £m
	30 Jun	31 Dec
1 year to 5 years	(65)	(7)
5 year to 10 years	(348)	(41)
More than 10 years	(297)	(39)
Mortgage-backed and other debt securities	(52)	(19)
Total	(762)	(106)

(iii)  Age analysis of unrealised losses for the periods indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	30 Jun 2018 £m			31 Dec 2017 £m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade	Total	grade	grade	Total
Less than 6 months	(14)	(418)	(432)	(4)	(31)	(35)
6 months to 1 year	(7)	(148)	(155)	(1)	(4)	(5)
1 year to 2 years	(1)	(148)	(149)	—	(49)	(49)
2 year to 3 years	—	(1)	(1)	(1)	(6)	(7)
More than 3 years	(1)	(24)	(25)	—	(10)	(10)
	(23)	(739)	(762)	(6)	(100)	(106)

Further, the following table shows the age analysis as at 30 June 2018 of the securities whose fair values were below 80 per cent of the book value:

	30 Jun 2018 £m		31 Dec 2017 £m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	13	(3)	2	—
3 months to 6 months	—	—	1	(1)
More than 6 months	2	(1)	10	(4)
	15	(4)	13	(5)

Asset-backed securities
Financial investments
Schedule of additional analysis of securities

	2018 £m	2017 £m
	30 Jun	31 Dec
Shareholder-backed operations:
Asia operationsnote (i)	97	118
US operationsnote (ii)	3,373	3,226
UK insurance operations (2018: 33% AAA, 15% AA)note (iii)	960	1,070
Other operationsnote (iv)	507	589
	4,937	5,003
With-profits operations:
Asia operationsnote (i)	192	233
UK insurance operations (2018: 65% AAA, 10% AA)note (iii)	5,414	5,658
	5,606	5,891
Total	10,543	10,894

Notes

(i)	Asia operations

The Asia operations’ exposure to asset-backed securities is primarily held by the with-profits operations. Of the £192 million, 100 per cent (31 December 2017: 98 per cent) are investment grade.

(ii)	US operations

US operations’ exposure to asset-backed securities at 30 June 2018 comprises:

	2018 £m	2017 £m
	30 Jun	31 Dec
RMBS
Sub-prime (2018: 2% AAA, 6% AA, 3% A)	105	112
Alt-A (2018: 3% AAA, 2% A)	117	126
Prime including agency (2018: 5% AAA, 67 % AA, 8% A)	425	440
CMBS (2018: 83% AAA, 16% AA, 1% A)	1,638	1,579
CDO funds (2018: 13% AA, 87% A), including £nil exposure to sub-prime	11	28
Other ABS (2018: 16% AAA, 16% AA, 53% A), including £93 million exposure to sub-prime	1,077	941
Total	3,373	3,226

(iii)	UK and Europe operations

The majority of holdings of the shareholder-backed business are UK securities and relate to PAC’s annuity business. Of the holdings of the with-profits operations, £1,833 million (31 December 2017: £1,913 million) relates to exposure to the US markets with the remaining exposure being primarily to the UK market.

(iv)	Other operations

Other operations’ exposure to asset-backed securities is held by Prudential Capital with no sub-prime exposure. Of the £507 million, 99 per cent (31 December 2017: 96 per cent) are graded AAA.

Sovereign debt
Financial investments
Schedule of additional analysis of securities

	30 Jun 2018 £m		31 Dec 2017 £m
	Shareholder-	With-	Shareholder-	With-
	backed	profits	backed	profits
	business	funds	business	funds
Italy	—	60	58	63
Spain	36	18	34	18
France	23	6	23	38
Germany*	663	315	693	301
Other Eurozone	77	30	82	31
Total Eurozone	799	429	890	451
United Kingdom	3,482	3,130	5,918	3,287
United States**	5,243	10,519	5,078	10,156
Other, including Asia	4,923	2,314	4,638	2,143
Total	14,447	16,392	16,524	16,037

*   Including bonds guaranteed by the federal government.

**  The exposure to the United States sovereign debt comprises holdings of the US, UK and Europe and Asia insurance operations.

Bank debt securities
Financial investments
Schedule of additional analysis of securities

	2018 £m							2017 £m
	Senior debt			Subordinated debt
			Total			Total
			senior			subordinated	30 Jun	31 Dec
Shareholder-backed business	Covered	Senior	debt	Tier 1	Tier 2	debt	Total	Total
Italy	—	—	—	—	—	—	—	—
Spain	42	36	78	—	—	—	78	68
France	27	37	64	13	4	17	81	86
Germany	30	—	30	—	89	89	119	117
Netherlands	—	45	45	—	6	6	51	71
Other Eurozone	15	—	15	—	—	—	15	15
Total Eurozone	114	118	232	13	99	112	344	357
United Kingdom	575	545	1,120	5	164	169	1,289	1,382
United States	—	2,399	2,399	1	95	96	2,495	2,619
Other, including Asia	16	699	715	105	391	496	1,211	1,163
Total	705	3,761	4,466	124	749	873	5,339	5,521

With-profits funds
Italy	—	38	38	—	—	—	38	31
Spain	—	21	21	—	—	—	21	16
France	8	245	253	2	63	65	318	286
Germany	141	31	172	—	35	35	207	180
Netherlands	—	216	216	5	6	11	227	199
Other Eurozone	—	27	27	—	—	—	27	27
Total Eurozone	149	578	727	7	104	111	838	739
United Kingdom	865	797	1,662	2	368	370	2,032	1,938
United States	—	2,188	2,188	47	298	345	2,533	2,518
Other, including Asia	580	1,451	2,031	327	430	757	2,788	2,531
Total	1,594	5,014	6,608	383	1,200	1,583	8,191	7,726